Analysis of performance by segment - Additional analysis of investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest revenue calculated using the effective interest method	$ 413	$ 477	$ 340
Net gains (losses) on financial instruments at FVTPL	15,784	5,250	9,400
Dividend income from Jackson shares designated at FVOCI recognised in the income statement	0	0	7
Other investment returns (including foreign exchange gains and losses)	331	363	267
Movement in amounts attributable to external unit holders of consolidated investment funds	(264)	(171)	(251)
Investment return recognised in the income statement	16,264	5,919	9,763
Valuation movements in Jackson shares recognised in other comprehensive income	0	0	8
Total investment return recognised in the income statement and other comprehensive income	16,264	5,919	9,771
Gains (losses) on financial assets and liabilities at fair value through profit or loss	$ 2,900	$ (500)	$ (6,000)